OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
Schedule of Other Assets

Other assets consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Prepayments for purchase of property, plant and equipment	92,723,986	36,411,466
Prepayments for land use right	4,245,240	-
Prepayment for warranty insurance premium	26,565,738	44,228,323
Prepaid service fee-non-current portion	4,911,937	1,114,886
Others	941,025	454,998
Total	129,387,926	82,209,673